Note 19 - Financial Instruments (Details) - Change in Fair Value of Contingent Consideration Liability (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in Fair Value of Contingent Consideration Liability [Abstract]
Balance, December 31, 2012	$ 13,000
Amounts recognized on acquisitions	9,556
Fair value adjustments (note 5)	1,801
Resolved and settled in cash	(1,994)
Resolved and recorded in "Accrued liabilities"	(13,727)
Other	104
Balance, December 31, 2013	8,740
Less: current portion	122	351
Non-current portion	$ 8,618	$ 12,649